Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table sets forth information
regarding
the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR 2023 PEO (1)	SUMMARY COMPENSATION TABLE TOTAL FOR PRIOR PEO (1)	COMPENSATION ACTUALLY PAID TO 2023 PEO (1)(2)		COMPENSATION ACTUALLY PAID TO PRIOR PEO (1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN THOUSANDS)	ADJUSTED EBITDA (IN THOUSANDS) (6)
								TOTAL SHAREHOLDER RETURN (4)	2023 PEER GROUP TOTAL SHAREHOLDER RETURN (4)(5)
2023	$5,957,265	N/A		$6,215,126	N/A	$1,138,720	$1,368,452	$61.89	$70.27	$22,070	$50,170
2022	$6,651,233	$2,390,833		$6,106,733	$398,800	$1,923,448	$614,385	$49.09	$63.25	$66,620	$105,736
2021	N/A	$2,299,501	$	N/A	$1,505,717	$4,525,451	$2,835,971	$163.49	$113.99	$146,082	$154,990
2020	N/A	$4,398,024	$	N/A	$4,658,825	$2,763,603	$2,930,602	$254.25	$90.09	$(90,716)	$69,526

(1)
The prior PEO was John J. Flynn, who served as the Company’s CEO in 2020, 2021 and 2022 through October 6, 2022. Following Mr. Flynn’s retirement, Keith A. Jezek was appointed as the Company’s CEO, effective October 7, 2022.

(2)
Compensation actually paid to the 2023 PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2023
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	2023 PEO	PRIOR PEO		AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$5,957,265	$	N/A	$1,138,720
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(4,932,070)	$	N/A	$(543,252)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year- end	$4,099,728	$	N/A	$553,826
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$1,028,500	$	N/A	$214,843
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	$61,703	$	N/A	$4,315

Compensation Actually Paid Amount	$6,215,126	$	N/A	$1,368,452

(3)
The
non-PEO
NEOs were (a) in 2020 and 2021, Charles D. Jehl and Ross M. Jessup (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark, and Ross M. Jessup, and (c) in 2023, Charles D. Jehl, Thinh Nguyen, Matthew R. Roe, and Matthew S. Stark.

(4)	Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested on June 10, 2020, the day the Company became a public company as a result of the Business Combination.
(5)
For purposes of this disclosure, our peer group in 2023 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2023 Peer Group”). The 2023 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022 and our Annual Report on Form
10-K
for the year ended December 31, 2023.

(6)
Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	The
non-PEO
			NEOs were (a) in 2020 and 2021, Charles D. Jehl and Ross M. Jessup (b) in 2022, Charles D. Jehl, Cecilia Camarillo, Matthew R. Roe, Matthew S. Stark, and Ross M. Jessup, and (c) in 2023, Charles D. Jehl, Thinh Nguyen, Matthew R. Roe, and Matthew S. Stark.
Peer Group Issuers, Footnote
(4)	Total Stockholder Return and Peer Group Total Stockholder Return assume $100 invested on June 10, 2020, the day the Company became a public company as a result of the Business Combination.
(5)
For purposes of this disclosure, our peer group in 2023 consisted of nine companies, including Green Dot Corporation, Jack Henry & Associates, Inc., LendingClub Corporation, Pagaya Technologies Ltd., Paymentus Holdings, Inc., Q2 Holdings, Inc., Repay Holdings Corporation, SoFi Technologies, Inc. and Upstart Holdings, Inc. (the “2023 Peer Group”). The 2023 Peer Group is consistent with the peer group used in Item 5 of our Annual Report on Form
10-K
for the year ended December 31, 2022 and our Annual Report on Form
10-K
for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the 2023 PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2023
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	2023 PEO	PRIOR PEO		AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$5,957,265	$	N/A	$1,138,720
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(4,932,070)	$	N/A	$(543,252)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year- end	$4,099,728	$	N/A	$553,826
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$1,028,500	$	N/A	$214,843
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	$61,703	$	N/A	$4,315

Compensation Actually Paid Amount	$6,215,126	$	N/A	$1,368,452

Non-PEO NEO Average Total Compensation Amount			$ 1,138,720	$ 1,923,448	$ 4,525,451	$ 2,763,603
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,368,452	614,385	2,835,971	2,930,602
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to the 2023 PEO and the prior PEO and average compensation actually paid to the non-PEO
NEOs represent the Summary Compensation Table totals adjusted for the following items:

	2023
ADJUSTMENTS TO SUMMARY COMPENSATION TABLE TOTALS TO DETERMINE COMPENSATION ACTUALLY PAID	2023 PEO	PRIOR PEO		AVERAGE FOR NON- PEO NEOS
Summary Compensation Table Amount	$5,957,265	$	N/A	$1,138,720
Adjustments:
Increase/(Decrease) for amounts reported under the Stock Awards Column in the Summary Compensation Table	$(4,932,070)	$	N/A	$(543,252)
Increase/(Decrease) for fair value at year-end of awards granted during year that remain unvested as of year- end	$4,099,728	$	N/A	$553,826
Increase/(Decrease) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$1,028,500	$	N/A	$214,843
Increase/(Decrease) for change in fair value from prior year-end to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year	$61,703	$	N/A	$4,315

Compensation Actually Paid Amount	$6,215,126	$	N/A	$1,368,452

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial and
non-financial
performance measures which in our assessment represent the most important financial performance measures we use to link Compensation Actually Paid to our NEOs, for 2023, to company performance:

MEASURE	NATURE	EXPLANATION

Adjusted EBITDA	Financial measure	Non-GAAP financial measure defined as GAAP net income excluding interest expense, income taxes, depreciation and amortization expense of property and equipment, and share-based compensation expense.

Certified Loans	Non-financial measure	The number of certified loans generated by the Company in 2023.

Total Revenue	Financial measure	Total revenue in 2023.

Cash EBITDA	Financial measure
Non-GAAP
financial measured defined as net income,
plus
(i) interest expense, (ii) taxes and tax receivable agreement payments, (iii) depreciation and amortization expense, (iv) cash collections related to revenue, (v) any net asset writedowns related to revenue, and
(vi) non-operational
exceptional expenses;
minus
(1) interest income, (2) revenue, (3) any net asset markups related to revenue, and
(4) non-operational
exceptional income.

Total Shareholder Return Amount			$ 61.89	49.09	163.49	254.25
Net Income (Loss)			$ 22,070,000	$ 66,620,000	$ 146,082,000	$ (90,716,000)
Company Selected Measure Amount			50,170,000	105,736,000	154,990,000	69,526,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is the measure we believe represents the most important financial performance metric not otherwise presented in the table above that we use to link Compensation Actually Paid to our NEOs to our Company’s performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Certified Loans
Measure:: 3
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Cash EBITDA
John J. Flynn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,390,833	$ 2,299,501	$ 4,398,024
PEO Actually Paid Compensation Amount				398,800	$ 1,505,717	$ 4,658,825
PEO Name		John J. Flynn			John J. Flynn	John J. Flynn
Keith A. Jezek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,957,265	6,651,233
PEO Actually Paid Compensation Amount			$ 6,215,126	6,106,733
PEO Name	Keith A. Jezek		Keith A. Jezek
Two Thousand and Twenty Three Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			$ 70.27	$ 63.25	$ 113.99	$ 90.09
PEO | Keith A. Jezek [Member] | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,932,070)
PEO | Keith A. Jezek [Member] | Increase(Decrease) for fair value at yearend of awards granted during year that remain unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,099,728
PEO | Keith A. Jezek [Member] | Increase(Decrease) for change in fair value from prior yearend to current yearend of awards granted prior to year that were outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,028,500
PEO | Keith A. Jezek [Member] | Increase(Decrease) for change in fair value from prior yearend to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			61,703
Non-PEO NEO | Increase(Decrease) for amounts reported under the Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(543,252)
Non-PEO NEO | Increase(Decrease) for fair value at yearend of awards granted during year that remain unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			553,826
Non-PEO NEO | Increase(Decrease) for change in fair value from prior yearend to current yearend of awards granted prior to year that were outstanding and unvested as of yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			214,843
Non-PEO NEO | Increase(Decrease) for change in fair value from prior yearend to vesting or forfeiture date of awards granted prior to year that vested or were forfeited during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 4,315